UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                   08/12/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $268,934
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE


COLUMN 1                    COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7            COLUMN 8
                              Title                       Market
                                of                         Value                Sh/ Put/   Invest   Other        Voting Authority
Name of Issuer                Class          Cusip        (x1000)      Shares   Pm  Call  Discretn Managers    Sole    Shared  None
AMERITRADE HLDG CORP.         Common         03074K100     21,090    2,850,000   SH         Sole      None    2,850,000   0     0
ARBITRON INC.                 Common         03875Q108      6,369      178,400   SH         Sole      None      178,400   0     0
AVANEX                        Common         05348W109        284       71,998   SH         Sole      None       71,998   0     0
AVID TECHNOLOGY INC           Common         05367P100      8,242      233,300   SH         Sole      None      233,300   0     0
BOOKS A MILLION INC           Common         098570104         30       11,000   SH         Sole      None       11,000   0     0
CAREER EDUCATION CENTERS INC  Common         141665109      7,166      104,919   SH         Sole      None      104,919   0     0
CENTILLIUM COMMUNICATIONS INC Common         152319109        674       68,822   SH         Sole      None       68,822   0     0
CHOICEPOINT INC               Common         170388102      5,389      156,100   SH         Sole      None      156,100   0     0
CINCINNATI BELL INC           Common         171871106     14,405    2,150,000   SH         Sole      None    2,150,000   0     0
CREE RESEARCH INC             Common         225447101     13,416      825,599   SH         Sole      None      825,599   0     0
DSL.NET INC                   Common         262506108         40       76,233   SH         Sole      None       76,233   0     0
DUN & BRADSTREET CORP DEL NEW Common         26483E100     13,551      329,700   SH         Sole      None      329,700   0     0
ELECTRONIC ARTS               Common         285512109     14,780      200,000   SH         Sole      None      200,000   0     0
ERICSSON (LM) TEL CO          ADR B SEK 10   294821608        886       83,305   SH         Sole      None       83,305   0     0
EXPEDIA INC                   Class A        302125109     10,660      140,000   SH         Sole      None      140,000   0     0
FREEMARKETS, INC              Common         356602102        883      127,076   SH         Sole      None      127,076   0     0
INTUIT                        Common         461202103      5,575      125,000   SH         Sole      None      125,000   0     0
KOPIN CORP                    Common         500600101      1,062      172,950   SH         Sole      None      172,950   0     0
LEXAR MEDIA INC               Common         52886P104      1,686      178,200   SH         Sole      None      178,200   0     0
MIDWAY GAMES INC              Common         598148104        527      145,100   SH         Sole      None      145,100   0     0
MONSTER WORLDWIDE INC         Common         611742107      4,933      250,000   SH         Sole      None      250,000   0     0
NEOFORMA INC                  Common         640475505      7,732      709,353   SH         Sole      None      709,353   0     0
NEOWARE SYSTEMS INC           Common         64065P102      6,494      426,945   SH         Sole      None      426,945   0     0
NETFLIX COM INC               Common         64110L106      3,705      145,000   SH         Sole      None      145,000   0     0
NETSCREEN TECHNOLOGIES INC    Common         64117V107      2,687      120,500   SH         Sole      None      120,500   0     0
OMNIVISION TECHNOLOGIES INC   Common         682128103     12,727      408,845   SH         Sole      None      408,845   0     0
OPLINK COMMUNICATIONS INC     Common         68375Q106         86       48,281   SH         Sole      None       48,281   0     0
OVERTURE SVCS INC             Common         69039R100     12,872      710,000   SH         Sole      None      710,000   0     0
PRICELINE.COM                 Common         741503106     15,394      689,700   SH         Sole      None      689,700   0     0
R.H. DONNELLEY CORP. (NEW)    Common         74955W307     23,082      632,900   SH         Sole      None      632,900   0     0
RCN CORP                      Common         749361101        884      446,304   SH         Sole      None      446,304   0     0
SANDISK CORP                  Common         80004C101      5,071      125,000   SH         Sole      None      125,000   0     0
SCANSOFT INC                  Common         80603P107      2,550      468,747   SH         Sole      None      468,747   0     0
SCHOLASTIC CORPORATION        Common         807066105      2,772       93,086   SH         Sole      None       93,086   0     0
SINA.COM                      ORD            G81477104      3,038      150,000   SH         Sole      None      150,000   0     0
SKILLSOFT PUBLIC LTD CO       Sponsored ADR  830928107      1,221      241,769   SH         Sole      None      241,769   0     0
SOHU.COM INC                  Common         83408W103      3,060       90,000   SH         Sole      None       90,000   0     0
SONUS NETWORKS INC            Common         835916107        651      134,510   SH         Sole      None      134,510   0     0
STORAGE NETWORKS INC          Common         86211E103         93       67,128   SH         Sole      None       67,128   0     0
WEBEX COMMUNICATIONS INC      Common         94767L109     15,515    1,117,805   SH         Sole      None    1,117,805   0     0
WEBSENSE INC.                 Common         947684106     16,480    1,051,662   SH         Sole      None    1,051,662   0     0
ZIX CORPORATION               Common         98974P100      1,173      311,211   SH         Sole      None      311,211   0     0
                                                Total:    268,934


02984.0001 #422510